Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United States | Level 3 | Personal Pension Plan (PPP)
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	$ 193	$ 722	$ 1,142
United States | Level 3 | Equity Securities | Personal Pension Plan (PPP)
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	7	0
United States | Level 3 | Corporate Bonds | Personal Pension Plan (PPP)
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	186	709	721
United States | Level 3 | Private Equity | Personal Pension Plan (PPP)
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	13	421
Non-U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3	78	155
Non-U.S. Plans | Level 3 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	75	9
Non-U.S. Plans | Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3	4	145
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	17,591	24,437	25,094
Pension Plan | United States | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	661	631
Pension Plan | United States | Equity Securities | Personal Pension Plan (PPP)
Defined Benefit Plan Disclosure [Line Items]
Value of IBM securities included in plan assets	1	1
Pension Plan | United States | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	183	155
Pension Plan | United States | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	7,010	9,861
Pension Plan | United States | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,849	7,783
Value of IBM securities included in plan assets	4	16
Pension Plan | United States | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	141	178
Pension Plan | United States | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	240	251
Pension Plan | United States | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	646	614
Pension Plan | United States | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	13
Pension Plan | United States | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	8	0
Pension Plan | United States | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Other
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1,2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	12,739	19,485
Pension Plan | United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	1,747	1,532
Pension Plan | United States | Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	655	631
Pension Plan | United States | Level 1 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	183	155
Pension Plan | United States | Level 1 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	240	251
Pension Plan | United States | Level 1 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	670	495
Pension Plan | United States | Level 1 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 1 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	10,799	17,231
Pension Plan | United States | Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	7,010	9,861
Pension Plan | United States | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,663	7,074
Pension Plan | United States | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	141	178
Pension Plan | United States | Level 2 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	(24)	119
Pension Plan | United States | Level 2 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	8	0
Pension Plan | United States | Level 2 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	193	722
Pension Plan | United States | Level 3 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	7	0
Pension Plan | United States | Level 3 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	186	709
Pension Plan | United States | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	13
Pension Plan | United States | Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Level 3 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | United States | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	4,852	4,952
Pension Plan | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	25,205	29,059	28,371
Pension Plan | Non-U.S. Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	68	243
Value of IBM securities included in plan assets	1	2
Pension Plan | Non-U.S. Plans | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	5
Pension Plan | Non-U.S. Plans | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	6,917	7,700
Pension Plan | Non-U.S. Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	2,557	2,691
Value of IBM securities included in plan assets	4	5
Pension Plan | Non-U.S. Plans | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	4	9
Pension Plan | Non-U.S. Plans | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	75
Pension Plan | Non-U.S. Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,332	3,774
Pension Plan | Non-U.S. Plans | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	447	579
Pension Plan | Non-U.S. Plans | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3	4
Pension Plan | Non-U.S. Plans | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	97	309
Pension Plan | Non-U.S. Plans | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	20	20
Pension Plan | Non-U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	(47)	(59)
Pension Plan | Non-U.S. Plans | Level 1,2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	13,444	15,409
Pension Plan | Non-U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	413	584
Pension Plan | Non-U.S. Plans | Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	67	243
Pension Plan | Non-U.S. Plans | Level 1 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	5
Pension Plan | Non-U.S. Plans | Level 1 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	110	0
Pension Plan | Non-U.S. Plans | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	7	0
Pension Plan | Non-U.S. Plans | Level 1 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	170	264
Pension Plan | Non-U.S. Plans | Level 1 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	39	51
Pension Plan | Non-U.S. Plans | Level 1 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	20	20
Pension Plan | Non-U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	13,029	14,747
Pension Plan | Non-U.S. Plans | Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	1	0
Pension Plan | Non-U.S. Plans | Level 2 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	6,807	7,700
Pension Plan | Non-U.S. Plans | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	2,550	2,691
Pension Plan | Non-U.S. Plans | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	4	9
Pension Plan | Non-U.S. Plans | Level 2 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3,332	3,774
Pension Plan | Non-U.S. Plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	277	315
Pension Plan | Non-U.S. Plans | Level 2 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	58	258
Pension Plan | Non-U.S. Plans | Level 2 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3	78
Pension Plan | Non-U.S. Plans | Level 3 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Government and related
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	75
Pension Plan | Non-U.S. Plans | Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	3	4
Pension Plan | Non-U.S. Plans | Level 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Level 3 | Other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	0	0
Pension Plan | Non-U.S. Plans | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	11,807	13,709
Other Postretirement Benefits Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	6	10	10
Other Postretirement Benefits Plan | United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	6	10
Other Postretirement Benefits Plan | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	14	23	$ 29
Other Postretirement Benefits Plan | Non-U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of plan assets	$ 14	$ 23